UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment |_|; Amendment Number: _________________
  This Amendment (Check only one.):  |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Avery Capital Management LLC
Address:  909 Third Avenue, 29th Floor
          New York, NY 10022

Form 13F File Number: 28-05445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barry Newburger
Title:    Senior Managing Director
Phone:    212-350-5161

Signature, Place, and Date of Signing:


/s/ Barry Newburger                       New York, NY                  11/14/02
-----------------------                   -------------                 --------
      [Signature]                         [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       89

Form 13F Information Table Value Total:       846,613
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number               Name

      01        28-05447                           Avery Advisors LLC

Quarter Ended September 31, 2002

                                                             VALUE      SHARES/    SH/PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT     CALL    DSCRETN  MANAGERS  SOLE   SHARED   NONE
------------------------------  ---------------- ---------  --------   ----------  ------   -------  --------  ----   ------   -----
 1 AGERE SYS INC                     CL B        00845V209        17       17,393   SH        Sole             Sole
 2 AMERICAN FINL HLDGS INC           COM          26075101     2,119       69,678   SH      Defined      01    Sole
 3 AMERICAN FINL HLDGS INC           COM          26075101     2,734       20,222   SH        Sole             Sole
 4 AMERICAN INTL GROUP INC           COM          26874107     2,467       45,108   SH        Sole             Sole
 5 AMGEN INC                         COM          31162100     1,419       34,019   SH        Sole             Sole
 6 ANADARKO PETE CORP                COM          32511107     4,764      106,969   SH        Sole             Sole
 7 ANTHEM INC                        COM         03674B104     1,252       19,254   SH        Sole             Sole
 8 AON CORP                          COM          37389103       390       19,037   SH        Sole             Sole
 9 APPLIED MICRO CIRCUITS
     CORP                            COM         03822W109       298       17,458   SH        Sole             Sole
10 AT & T CDA INC               DEPS RCPT CL B   00207Q202     4,050      126,184   SH      Defined      01    Sole
11 AT & T CDA INC               DEPS RCPT CL B   00207Q202     1,394       43,416   SH        Sole             Sole
12 AT&T CORP                         COM          1957109      3,837      319,500   SH      Defined      01    Sole
13 AT&T CORP                         COM          1957109      1,567      130,500   SH        Sole             Sole
14 AT&T WIRELESS SVCS INC            COM         00209A106       407       98,842   SH        Sole             Sole
15 AVNET INC                         COM          53807103       144       13,321   SH        Sole             Sole
16 BIOMARIN PHARMACEUTICAL
     INC                             COM         09061G101       332       57,292   SH        Sole             Sole
17 BURLINGTON RES INC                COM         122014103     2,458       64,075   SH        Sole             Sole
18 CIENA CORP                        COM         171779101       246       82,791   SH        Sole             Sole
19 CLEAR CHANNEL
     COMMUNICATIONS                  COM         184502102     4,587      131,995   SH        Sole             Sole
20 CMGI INC                          COM         125750109        13       37,262   SH        Sole             Sole
21 CNET NETWORKS INC                 COM         12613R104        25       22,661   SH        Sole             Sole
22 CONOCOPHILLIPS                    COM         20825C104     2,398       51,850   SH        Sole             Sole
23 CRITICAL PATH INC                 COM         22674V100        10       15,175   SH        Sole             Sole
24 DOLE FOOD INC                     COM         256605106       412       14,200   SH      Defined      01    Sole
25 DUKE ENERGY CORP                  COM         264399106     1,291       66,056   SH        Sole             Sole
26 ECHO BAY MINES LTD                COM         278751102     1,419    2,007,152   SH      Defined      01    Sole
27 ECHO BAY MINES LTD                COM         278751102       592      836,948   SH        Sole             Sole
28 FAIR ISAAC & CO INC               COM         303250104       374       11,444   SH        Sole             Sole
29 FIFTH THIRD BANCORP               COM         316773100     2,028       33,114   SH        Sole             Sole
30 FLEETBOSTON FINL CORP             COM         339030108     2,308      113,540   SH        Sole             Sole
31 FOREST OIL CORP              COM PAR $0.01    346091705     1,346       52,783   SH        Sole             Sole
32 FREEPORT-MCMORAN COPPER &
     GO                              CL B        35671D857     1,393      103,520   SH        Sole             Sole
33 HARMONIC INC                      COM         413160102        27       15,468   SH        Sole             Sole
34 HERSHEY FOODS CORP                COM         427866108     2,448       39,450   SH      Defined      01    Sole
35 HERSHEY FOODS CORP                COM         427866108       655       10,550   SH        Sole             Sole
36 HISPANIC BROADCASTING CORP        CL A        43357B104     1,203       64,507   SH      Defined      01    Sole
37 HISPANIC BROADCASTING CORP        CL A        43357B104       446       23,893   SH        Sole             Sole
38 HOLLYWOOD CASINO CORP             CL A        436132203       429       35,500   SH      Defined      01    Sole
39 HOLLYWOOD CASINO CORP             CL A        436132203       175       14,500   SH        Sole             Sole
40 HOWELL CORP                       COM         443051107       219       10,650   SH      Defined      01    Sole
41 I2 TECHNOLOGIES INC               COM         465754109        13       24,706   SH        Sole             Sole
42 ILLINOIS TOOL WKS INC             COM         452308109     1,168       20,026   SH        Sole             Sole

43 INTERPUBLIC GROUP COS INC         COM         460690100       669       42,231   SH        Sole             Sole
44 JDS UNIPHASE CORP                 COM         46612J101        68       34,665   SH        Sole             Sole
45 KING PHARMACEUTICALS INC          COM         495582108       461       25,353   SH        Sole             Sole
46 LUCENT TECHNOLOGIES INC           COM         549463107        50       65,743   SH        Sole             Sole
47 MAVERICK TUBE CORP                COM         577914104       415       46,750   SH        Sole             Sole
48 MAXIM INTEGRATED PRODS INC        COM         57772K101       903       36,476   SH        Sole             Sole
49 MULTEX COM INC                    COM         625367107        94       29,845   SH        Sole             Sole
50 NATIONAL GOLF PPTYS INC           COM         63623G109       817       71,000   SH      Defined      01    Sole
51 NATIONAL GOLF PPTYS INC           COM         63623G109       334       29,000   SH        Sole             Sole
52 NETWORKS ASSOCS INC               COM         640938106       165       15,517   SH        Sole             Sole
53 NEW YORK CMNTY BANCORP INC        COM         649445103       819       29,074   SH        Sole             Sole
54 NORTEL NETWORKS CORP NEW          COM         656568102        23       45,804   SH        Sole             Sole
55 OPENWAVE SYS INC                  COM         683718100        12       19,012   SH        Sole             Sole
56 ORIOLE HOMES CORP                 CL B        686264201       116       24,850   SH      Defined      01    Sole
57 PALM INC                          COM         696642107       130      175,500   SH        Sole             Sole
58 PAYPAL INC                        COM         704508100     3,752      183,464   SH      Defined      01    Sole
59 PAYPAL INC                        COM         704508100     1,532       74,936   SH        Sole             Sole
60 PENNZOIL-QUAKER STATE
     COMPAN                          COM         709323109     5,006      227,863   SH      Defined      01    Sole
61 PENNZOIL-QUAKER STATE
     COMPAN                          COM         709323109     1,359       61,837   SH        Sole             Sole
62 PHARMACIA CORP                    COM         71713U102    11,238      289,044   SH      Defined      01    Sole
63 PHARMACIA CORP                    COM         71713U102     4,493      115,556   SH        Sole             Sole
64 PURE RES INC                      COM         74622E102     1,046       46,688   SH      Defined      01    Sole
65 PURE RES INC                      COM         74622E102       392       17,512   SH        Sole             Sole
66 RAYTHEON CO                     COM NEW       755111507     4,200      143,339   SH        Sole             Sole
67 READERS DIGEST ASSN INC           CL B        755267200       869       46,947   SH      Defined      01    Sole
68 READERS DIGEST ASSN INC           CL B        755267200       288       15,553   SH        Sole             Sole
69 SCHWAB CHARLES CORP NEW           COM         808513105       411       47,248   SH        Sole             Sole
70 SMARTFORCE PUB LTD CO        SPONSORED ADR    83170A206       183       55,435   SH        Sole             Sole
71 SOUTHWEST GAS CORP                COM         844895102     1,002       45,041   SH      Defined      01    Sole
72 SOUTHWEST GAS CORP                COM         844895102       464       20,859   SH        Sole             Sole
73 SPEEDFAM-IPEC INC                 COM         847705100     1,780      479,747   SH      Defined      01    Sole
74 SPEEDFAM-IPEC INC                 COM         847705100   726,986      195,953   SH        Sole             Sole
75 SPX CORP                          COM         784635104     1,994       19,765   SH        Sole             Sole
76 TELEFONICA S A               SPONSORED ADR    879382208     2,401      107,461   SH        Sole             Sole
77 TRAVELERS PPTY CAS CORP
     NEW                             CL A        89420G109       858       65,017   SH      Defined      01    Sole
78 TRAVELERS PPTY CAS CORP
     NEW                             CL A        89420G109       228       17,283   SH        Sole             Sole
79 TRW INC                           COM         872649108     5,210       88,982   SH      Defined      01    Sole
80 TRW INC                           COM         872649108     1,980       33,818   SH        Sole             Sole
81 VEECO INSTRS INC DEL              COM         922417100       700       64,814   SH      Defined      01    Sole
82 VEECO INSTRS INC DEL              COM         922417100       286       26,474   SH        Sole             Sole
83 VIACOM INC                        CL B        925524308     4,520      111,470   SH        Sole             Sole
84 WARREN BANCORP INC                COM         934710104     1,234       79,000   SH      Defined      01    Sole
85 WARREN BANCORP INC                COM         934710104       461       29,500   SH        Sole             Sole
86 WATSON PHARMACEUTICALS INC        COM         942683103       341       13,921   SH        Sole             Sole
87 WEYERHAEUSER CO                   COM         962166104     1,273       29,075   SH        Sole             Sole
88 WILLIAMS COS INC DEL              COM         969457100       162       71,889   SH        Sole             Sole
89 WJ COMMUNICATIONS INC             COM         929284107        14       11,857   SH      Defined      01    Sole
                                                             -------    ---------

                                                  TOTALS:    846,613    8,570,177
                                                             =======    =========